SUPPLEMENTAL OIL AND GAS INFORMATION (UNAUDITED) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
SUPPLEMENTAL OIL AND GAS INFORMATION (UNAUDITED)
Schedule of total capitalized costs of oil and gas properties

        The following table provides detail of total capitalized costs for the Concession which remain unproved and unevaluated and are excluded from amortization as of March 31, 2017 and June 30, 2016 (in thousands):

	March 31, 2017	June 30, 2016
Oil and Gas Properties:
Unproved properties not subject to amortization	$4,653	$—

        Aggregate capitalized costs relating to our crude oil and natural gas producing activities, including asset retirement costs and related accumulated depreciation, depletion & amortization are shown below (in thousands):

	United States	Republic of Guinea	Total
June 30, 2016
Unproved properties	$—	$—	$—
Proved properties	—	—	—

	—	—	—
Less accumulated DD&A	—	—	—

Net capitalized costs	$—	$—	$—

June 30, 2015
Unproved properties	$—	$14,311	$14,311
Proved properties	—	—	—

	—	14,311	14,311
Less accumulated DD&A	—	—	—

Net capitalized costs	$—	$14,311	$14,311

Schedule of costs incurred in oil and gas, exploration and development activities

        Costs incurred in connection with our crude oil and natural gas acquisition, exploration and development activities are shown below (in thousands):

	United States	Republic of Guinea	Total
June 30, 2016
Property acquisition:
Unproved	$—	$—	$—
Exploration	—	20	20
Development	—	—	—

Total costs incurred	$—	$20	$20

June 30, 2015
Property acquisition:
Unproved	$—	$—	$—
Exploration	—	52	52
Development	—	—	—

Total costs incurred	$—	$52	$52